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ATHENA BEHAVIORAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 99.9%
MONEY MARKET FUNDS - 99.9%
36,075,604	First American Treasury Obligations Fund Class X, Class X, 1.58% (Cost $36,075,604)(a)	$ 36,075,604

	TOTAL INVESTMENTS - 99.9% (Cost $36,075,604)	$ 36,075,604
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	32,734
	NET ASSETS - 100.0%	$ 36,108,338

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.